RETIREMENT PLANS AND OTHER EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2010
RETIREMENT PLANS AND OTHER EMPLOYEE BENEFITS
RETIREMENT PLANS AND OTHER EMPLOYEE BENEFITS

15. RETIREMENT PLANS AND OTHER EMPLOYEE BENEFITS

  Savings Plan

        The Company sponsors a 401(k) savings plan. Under the plan, employees may make contributions to the plan, which are eligible for a discretionary percentage match as defined in the plan and determined by the board of directors. There was no compensation expense under the plan for years ended December 31, 2010, 2009 and 2008.

  Incentive Bonus Plan

        In March 2009, the Company adopted a company sale bonus plan and in March 2010 the Company amended and restated the company sale bonus plan. The company sale bonus plan provides for a potential cash bonus payment to specified employees and consultants, including executive officers, and non-employee directors, in the event of a sale of the Company. Under the company sale bonus plan, upon the closing of a sale transaction that satisfies specified criteria, each participant in the company sale bonus plan would receive either a bonus in an amount equal to a portion of the sale proceeds multiplied by a specified percentage for that participant or a fixed bonus payment. The plan terminates upon the completion of the Company's initial public offering (see Note 18). As a condition to becoming participants under the plan, most of the participants, including all of the Company's executive officers and non-employee directors, agreed to have their existing option grants cancelled. As a result, unexercised options for an aggregate of 477,820 shares of common stock were cancelled. In addition, certain employees were eligible to receive a retention bonus (equivalent to two weeks of base salary upon receipt of positive data on the EXPAREL Phase 3 clinical trials, or if the Company's board of directors deemed related data to be positive) and a pre-determined percentage of salary in the event of a Company sale. In the fourth quarter of 2009, the Company received positive data on the EXPAREL Phase 3 clinical trials and, accordingly, recorded compensation expense and paid $0.1 million of retention bonuses.

        In October 2010, the Company entered into employment agreements with its executive officers. Each of these agreements provides the executive officer with certain severance benefits in connection with certain terminations of the executive's employment both before and after a change of control.